Accounts Receivable and Other Current Assets - Schedule of Accounts Receivable and Other Current Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Trade accounts receivable	$ 504	$ 538
Unbilled accounts receivable	601	575
Allowance for doubtful accounts	(35)	(33)
Total accounts receivable	1,070	1,080
Income tax receivable	35	91
Other	192	186
Accounts receivable and other current assets	$ 1,297	$ 1,357